Artisan Developing World Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.1%

Argentina - 5.2%
MercadoLibre, Inc. *	320	$498,722

Brazil - 2.2%
StoneCo Ltd., Class A *	3,183	213,482

China - 33.7%
Aier Eye Hospital Group Co. Ltd., Class A	19,757	217,031
Alibaba Group Holding Ltd., ADR *	1,728	391,942
Bilibili, Inc., ADR *	3,936	479,619
JD Health International, Inc. *	7,718	110,640
KE Holdings, Inc., ADR *	3,806	181,451
Kweichow Moutai Co. Ltd., Class A	943	300,221
Meituan, Class B *	10,673	440,430
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,818	209,342
Tencent Holdings Ltd.	5,521	415,268
Wuxi Biologics Cayman, Inc. *	22,789	417,668
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,476	102,386

		3,265,998

France - 3.3%
Hermes International	66	96,659
LVMH Moet Hennessy Louis Vuitton SE	284	222,883

		319,542

India - 3.1%
HDFC Bank Ltd., ADR *	4,061	296,918

Netherlands - 7.4%
Adyen NV *	171	416,623
ASML Holding NV, NYRS	428	295,507

		712,130

Russia - 1.0%
Yandex NV, Class A *	1,384	97,930

Taiwan - 5.7%
Sea Ltd., ADR *	2,022	555,227

United Kingdom - 3.9%
Farfetch Ltd., Class A *	7,500	377,680

United States - 32.6%
Airbnb, Inc., Class A *	2,953	452,215
Estee Lauder Cos., Inc. (The), Class A	718	228,316
Netflix, Inc. *	428	226,096
NVIDIA Corp.	566	452,959
Uber Technologies, Inc. *	7,653	383,566
Unity Software, Inc. *	3,721	408,668
Veeva Systems, Inc., Class A *	1,268	394,312
Visa, Inc., Class A	2,590	605,503

		3,151,635

Total common stocks (Cost $5,425,972)		9,489,264

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	48,713	48,713
Federated Treasury Obligations Fund - Institutional Class, 0.01%	47,281	47,281
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	47,281	47,281

Total short-term investments (Cost $143,275)		143,275

Total investments - 99.6% (Cost $5,569,247)		9,632,539

Other assets less liabilities - 0.4%		43,811

Total net assets - 100.0%(1)		$9,676,350

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,774,140	18.4%
Consumer Discretionary	2,591,171	26.9
Consumer Staples	528,537	5.5
Financials	296,918	3.1
Health Care	1,340,739	13.9
Industrials	383,566	4.0
Information Technology	2,392,742	24.8
Real Estate	181,451	1.9
Short-Term Investments	143,275	1.5

Total investments	$9,632,539	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Chinese yuan renminbi offshore	$828,980	8.6%
Euro	736,165	7.6
Hong Kong dollar	1,384,006	14.4
U.S. dollar	6,683,388	69.4

Total investments	$9,632,539	100.0%

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 84.9%

Aerospace & Defense - 2.0%
Airbus SE *(1)	172	$22,057
TransDigm Group, Inc. *	34	22,015

		44,072

Building Products - 5.0%
Johnson Controls International plc	1,613	110,716

Capital Markets - 3.2%
BlackRock, Inc.	80	69,934

Chemicals - 5.0%
Linde plc(1)	384	111,037

Communications Equipment - 3.0%
Cisco Systems, Inc.	1,244	65,948

Construction Materials - 3.4%
Martin Marietta Materials, Inc.	173	60,780
Vulcan Materials Co.	77	13,375

		74,155

Consumer Finance - 5.0%
American Express Co.	401	66,273
Synchrony Financial	893	43,321

		109,594

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	127	22,237

Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	229	61,900
SBA Communications Corp.	106	33,922

		95,822

Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. *	10	22,050
Hilton Worldwide Holdings, Inc. *	230	27,786

		49,836

Industrial Conglomerates - 2.5%
Roper Technologies, Inc.	117	54,946

Insurance - 2.5%
Aon plc, Class A	229	54,601

Interactive Media & Services - 6.3%
Facebook, Inc., Class A *	402	139,849

IT Services - 4.1%
Fidelity National Information Services, Inc.	635	89,932

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	151	22,279

Machinery - 2.0%
Otis Worldwide Corp.	538	43,956

Professional Services - 3.6%
IHS Markit Ltd.	708	79,743

Real Estate Management & Development - 2.5%
CBRE Group, Inc., Class A *	644	55,198

Road & Rail - 1.0%
Old Dominion Freight Line, Inc.	86	21,884

Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. *	380	35,700
Analog Devices, Inc.	795	136,795
Micron Technology, Inc. *	266	22,566

		195,061

Software - 12.9%
Intuit, Inc.	148	72,366
Microsoft Corp.	542	146,949
ServiceNow, Inc. *	121	66,261

		285,576

Specialty Retail - 1.0%
Ulta Beauty, Inc. *	63	21,622

Wireless Telecommunication Services - 2.5%
T-Mobile US, Inc. *	382	55,280

Total common stocks (Cost $1,628,537)		1,873,278

	No. of Contracts‡

OPTIONS PURCHASED - 0.5%

Call Options - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 10/15/2021 at USD 52.50; Notional Amount: USD 75,737	14,290	3,551

Software - 0.4%
Microsoft Corp. 10/15/2021 at USD 270.00; Notional Amount: USD 109,769	4,052	5,237
ServiceNow, Inc. 11/19/2021 at USD 570.00; Notional Amount: USD 42,975	782	3,007

		8,244

Total call options		11,795

Total Options Purchased (Cost $11,627)		11,795

	Shares Held

SHORT-TERM INVESTMENTS - 11.4%

INVESTMENT COMPANIES - 11.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	85,363	85,363
Federated Treasury Obligations Fund - Institutional Class, 0.01%	82,853	82,853
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	82,852	82,852

Total short-term investments (Cost $251,068)		251,068

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

Value
Total investments - 96.8% (Cost $1,891,232)	$2,136,141

Other assets less liabilities - 3.2%	71,745

Total net assets - 100.0%(2)	$2,207,886

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Linde plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

USD	U.S. dollar

Artisan Focus Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$195,129	9.1%
Consumer Discretionary	71,458	3.3
Financials	234,129	11.0
Health Care	22,279	1.0
Industrials	355,317	16.6
Information Technology	670,549	31.4
Materials	185,192	8.7
Real Estate	151,020	7.1
Short-Term Investments	251,068	11.8

Total investments	$2,136,141	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$22,057	1.0%
U.S. dollar	2,114,084	99.0

Total investments	$2,136,141	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,260	EUR	60,515	JPM	9/2/2021	$1,423

Total unrealized appreciation						1,423

EUR	42,864	USD	51,228	JPM	9/2/2021	(336)

Total unrealized depreciation						(336)

Net unrealized appreciation						$1,087

EUR	Euro
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.5%

Brazil - 2.1%
Magazine Luiza SA	598	$2,543
Notre Dame Intermedica Participacoes SA	233	3,982

		6,525

Canada - 0.9%
Altus Group Ltd.	63	2,915

China - 0.5%
Angelalign Technology, Inc. *	30	1,540

Denmark - 5.0%
Ascendis Pharma A/S, ADR *	52	6,778
Genmab A/S *	14	5,712
Vestas Wind Systems A/S	86	3,339

		15,829

Germany - 8.0%
CTS Eventim AG & Co. KGaA *	70	4,395
E.ON SE	394	4,551
Evotec SE *	50	2,272
Gerresheimer AG	70	7,689
Puma SE	53	6,301

		25,208

Hong Kong - 2.9%
Techtronic Industries Co. Ltd.	517	9,036

Japan - 3.5%
Hoya Corp.	39	5,131
Obic Co. Ltd.	32	5,947

		11,078

Luxembourg - 2.6%
Eurofins Scientific SE *	71	8,102

Netherlands - 2.2%
Koninklijke DSM NV	36	6,809

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	741	4,591

Switzerland - 2.3%
Belimo Holding AG	7	3,246
Lonza Group AG	6	3,992

		7,238

United Kingdom - 2.8%
CNH Industrial NV	148	2,437
London Stock Exchange Group plc	36	3,919
Meggitt plc *	374	2,387

		8,743

United States - 62.2%
Advanced Micro Devices, Inc. *	96	9,020
Arista Networks, Inc. *	13	$4,771
Atlassian Corp. plc, Class A *	34	8,722
Bentley Systems, Inc., Class B	83	5,346
Blackline, Inc. *	40	4,495
Boston Scientific Corp. *	247	10,551
Burlington Stores, Inc. *	19	5,962
Centene Corp. *	57	4,149
Ceridian HCM Holding, Inc. *	32	3,090
Chegg, Inc. *	45	3,753
Cognex Corp.	28	2,392
Cree, Inc. *	16	1,527
Datadog, Inc., Class A *	42	4,322
Dexcom, Inc. *	9	3,948
First Republic Bank	44	8,234
Fortive Corp.	104	7,286
Global Payments, Inc.	64	12,045
HubSpot, Inc. *	9	5,305
IHS Markit Ltd.	48	5,367
Ingersoll Rand, Inc. *	145	7,097
IPG Photonics Corp. *	15	3,061
Lattice Semiconductor Corp. *	106	5,972
Lyft, Inc., Class A *	45	2,698
Morningstar, Inc.	20	5,122
Nasdaq, Inc.	30	5,231
Novanta, Inc. *	28	3,753
Skyworks Solutions, Inc.	27	5,160
SVB Financial Group *	6	3,606
Teledyne Technologies, Inc. *	18	7,700
Tradeweb Markets, Inc., Class A	60	5,067
Valmont Industries, Inc.	27	6,329
Veeva Systems, Inc., Class A *	34	10,499
Veracyte, Inc. *	57	2,273
Zscaler, Inc. *	16	3,375
Zynga, Inc., Class A *	797	8,469

		195,697

Total common stocks (Cost $208,036)		303,311

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENT COMPANIES - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	4,097	4,097
Federated Treasury Obligations Fund - Institutional Class, 0.01%	3,977	3,977
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	3,977	3,977

Total short-term investments (Cost $12,051)		12,051

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

Value

Total investments - 100.3% (Cost $220,087)	$315,362

Other assets less liabilities - (0.3)%	(989)

Total net assets - 100.0%(1)	$314,373

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$12,864	4.1%
Consumer Discretionary	18,559	5.9
Financials	35,770	11.3
Health Care	76,618	24.3
Industrials	56,922	18.1
Information Technology	88,303	28.0
Materials	6,809	2.2
Real Estate	2,915	0.9
Utilities	4,551	1.4
Short-Term Investments	12,051	3.8

Total investments	$315,362	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$6,525	2.1%
British pound	6,306	2.0
Canadian dollar	2,915	0.9
Danish krone	9,051	2.9
Euro	47,147	15.0
Hong Kong dollar	10,576	3.3
Japanese yen	11,078	3.5
Swiss franc	7,238	2.3
U.S. dollar	214,526	68.0

Total investments	$315,362	100.0%

See notes to N-PORT Part F.

Artisan Global Equity Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 99.6%

Argentina - 0.4%
MercadoLibre, Inc. *	1		$1,240

Belgium - 1.4%
UCB SA	47		4,957

Canada - 1.9%
Canadian Pacific Railway Ltd.	50		3,868
Kinaxis, Inc. *	21		2,697

			6,565

China - 3.9%
Chindata Group Holdings Ltd., ADR *	156		2,357
Gree Electric Appliances, Inc. of Zhuhai, Class A	264		2,126
Midea Group Co. Ltd., Class A	161		1,777
New Horizon Health Ltd. *	518		5,284
Shanghai Junshi Biosciences Co. Ltd., Class H *	251		2,084

			13,628

Denmark - 1.1%
Ascendis Pharma A/S, ADR *	29		3,759

France - 1.1%
BNP Paribas SA	52		3,288
Tikehau Capital SCA	20		629

			3,917

Germany - 10.7%
AIXTRON SE	220		5,965
Allianz SE	13		3,264
Auto1 Group SE *	20		865
Bayerische Motoren Werke AG	20		2,098
Brenntag SE	44		4,055
Deutsche Post AG	91		6,218
MTU Aero Engines AG	16		4,039
Porsche Automobil Holding SE (Preference)	30		3,221
Scout24 AG	29		2,464
Siemens AG	24		3,836
Wacker Neuson SE	48		1,387

			37,412

Greece - 0.7%
JUMBO SA	140		2,356

Hong Kong - 1.0%
AIA Group Ltd.	278		3,455

India - 1.0%
Reliance Industries Ltd.	119		3,380

Ireland - 2.4%
CRH plc	118		5,928
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	123		2,326

			8,254

Israel - 1.3%
Nice Ltd., ADR *	8		2,094
Tremor International Ltd. *	236		2,323

			4,417

Italy - 2.9%
BFF Bank SpA	590		5,914
Intesa Sanpaolo SpA	1,475		4,075
Tinexta Spa	6		240

			10,229

Japan - 1.1%
Hoya Corp.	28		3,759

Netherlands - 5.8%
Argenx SE, ADR *	20		5,893
Argenx SE *	—	(4)	74
CM.com NV *	180		7,017
ING Groep NV	469		6,197
uniQure NV *	38		1,175

			20,356

Portugal - 0.9%
EDP - Energias de Portugal SA	620		3,285

Russia - 1.4%
MMC Norilsk Nickel PJSC, ADR	141		4,805

South Korea - 1.0%
Samsung Electronics Co. Ltd.	50		3,548

Spain - 1.1%
Ferrovial SA	132		3,886

Sweden - 2.4%
Nibe Industrier AB, Class B	464		4,880
Sandvik AB	140		3,581

			8,461

Switzerland - 3.4%
Adecco Group AG	35		2,398
Idorsia Ltd. *	74		2,042
Medacta Group SA *	31		4,110
Roche Holding AG	9		3,214

			11,764

United Kingdom - 3.8%
AVEVA Group plc	96		4,947
Clarivate plc *	218		5,997
Linde plc	8		2,449

			13,393

United States - 48.5%
ACADIA Pharmaceuticals, Inc. *	168		4,109
Alphabet, Inc., Class A *	3		6,681
Alphabet, Inc., Class C *	1		3,421
Altair Engineering, Inc., Class A *	65		4,485
Amazon.com, Inc. *	3		10,775

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
American Software, Inc., Class A	157	$3,439
AtriCure, Inc. *	73	5,830
Beauty Health Co. (The) *	83	1,397
Booking Holdings, Inc. *	4	8,820
Carrier Global Corp.	146	7,087
Colfax Corp. *	115	5,283
Cornerstone Building Brands, Inc. *	157	2,858
Facebook, Inc., Class A *	18	6,384
Figs, Inc., Class A *	36	1,782
Garmin Ltd.	9	1,249
Halozyme Therapeutics, Inc. *	290	13,188
Horizon Therapeutics plc *	56	5,253
Johnson Controls International plc	168	11,536
Mastercard, Inc., Class A	12	4,558
Microsoft Corp.	30	8,004
Momentive Global, Inc. *	159	3,340
Natera, Inc. *	48	5,484
PayPal Holdings, Inc. *	1	357
Sensata Technologies Holding plc *	42	2,458
Splunk, Inc. *	25	3,548
Synopsys, Inc. *	15	4,005
T-Mobile US, Inc. *	53	7,743
Ulta Beauty, Inc. *	12	4,133
Vertiv Holdings Co.	457	12,475
ViewRay, Inc. *	748	4,938
Walt Disney Co. (The) *	26	4,575

		169,195

Uruguay - 0.4%
Dlocal Ltd. *	26	1,384

Total common stocks and equity-linked security (Cost $268,946)		347,405

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	596	596
Federated Treasury Obligations Fund - Institutional Class, 0.01%	578	578
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	579	579

Total short-term investments (Cost $1,753)		1,753

Total investments - 100.1% (Cost $270,699)		349,158

Other assets less liabilities - (0.1)%		(473)

Total net assets - 100.0%(5)		$348,685

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,326, or 0.7% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	03/29/2021 - 04/06/2021	$2,391	$2,326	0.7%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Amount rounds to less than one.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$33,591	9.6%
Consumer Discretionary	38,660	11.1
Consumer Staples	1,397	0.4
Energy	3,380	1.0
Financials	29,148	8.3
Health Care	76,935	22.0
Industrials	86,082	24.7
Information Technology	61,745	17.7
Materials	13,182	3.8
Utilities	3,285	0.9
Short-Term Investments	1,753	0.5

Total investments	$349,158	100.0%

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$7,270	2.1%
Canadian dollar	6,565	1.9
Chinese yuan renminbi offshore	3,903	1.1
Euro	87,707	25.1
Hong Kong dollar	10,823	3.1
Indian rupee	3,380	1.0
Japanese yen	3,759	1.1
Korean won	3,548	1.0
Swedish krona	8,461	2.4
Swiss franc	11,764	3.4
U.S. dollar	201,978	57.8

Total investments	$349,158	100.0%

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.6%

Brazil - 1.0%
Magazine Luiza SA	13,660	$58,085

Canada - 2.1%
Shopify, Inc., Class A *	81	118,968

Denmark - 3.0%
Genmab A/S *	258	105,420
Vestas Wind Systems A/S	1,555	60,683

		166,103

Germany - 1.2%
Volkswagen AG (Preference)	264	66,192

Hong Kong - 6.8%
AIA Group Ltd.	7,930	98,554
Techtronic Industries Co. Ltd.	16,115	281,446

		380,000

Japan - 3.3%
Hoya Corp.	782	103,698
Keyence Corp.	164	82,721

		186,419

Netherlands - 3.5%
Koninklijke DSM NV	673	125,658
Koninklijke Philips NV	1,430	70,875

		196,533

South Korea - 1.8%
LG Chem Ltd.	133	100,326

Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA	14,108	87,457
Iberdrola SA	7,866	95,887

		183,344

Sweden - 4.7%
Hexagon AB, Class B	7,204	106,732
Telefonaktiebolaget LM Ericsson, Class B	12,401	155,860

		262,592

Switzerland - 5.8%
Lonza Group AG	281	199,384
UBS Group AG	8,338	127,602

		326,986

United Kingdom - 4.9%
AstraZeneca plc	1,518	182,290
CNH Industrial NV	2,343	38,686
London Stock Exchange Group plc	520	57,358

		278,334

United States - 55.2%
Activision Blizzard, Inc.	1,981	189,092
Advanced Micro Devices, Inc. *	2,392	224,712
Alphabet, Inc., Class A *	61	149,682
Aptiv plc *	893	140,497
Arista Networks, Inc. *	210	76,180
Atlassian Corp. plc, Class A *	522	134,004
Boston Scientific Corp. *	4,331	185,214
Burlington Stores, Inc. *	170	54,670
Charles Schwab Corp. (The)	1,527	111,161
Danaher Corp.	660	177,077
Dexcom, Inc. *	187	80,045
Fidelity National Information Services, Inc.	1,202	170,323
Fortive Corp.	1,967	137,151
IHS Markit Ltd.	1,338	150,738
Ingersoll Rand, Inc. *	895	43,666
Lowe’s Cos., Inc.	808	156,720
Lululemon Athletica, Inc. *	168	61,320
Microsoft Corp.	494	133,741
Netflix, Inc. *	202	106,629
NextEra Energy, Inc.	2,154	157,876
S&P Global, Inc.	115	47,020
Starbucks Corp.	654	73,068
Uber Technologies, Inc. *	1,693	84,833
Veeva Systems, Inc., Class A *	641	199,177
Zoom Video Communications, Inc., Class A *	152	58,876

		3,103,472

Total common stocks (Cost $3,487,844)		5,427,354

SHORT-TERM INVESTMENTS - 2.9%

INVESTMENT COMPANIES - 2.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	56,025	56,025
Federated Treasury Obligations Fund - Institutional Class, 0.01%	54,377	54,377
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	54,378	54,378

Total short-term investments (Cost $164,780)		164,780

Total investments - 99.5% (Cost $3,652,624)		5,592,134

Other assets less liabilities - 0.5%		26,352

Total net assets - 100.0%(1)		$5,618,486

Artisan Global Opportunities Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Definition

Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$445,403	8.0%
Consumer Discretionary	610,552	10.9
Financials	529,152	9.5
Health Care	1,303,180	23.3
Industrials	797,203	14.2
Information Technology	1,262,117	22.6
Materials	225,984	4.0
Utilities	253,763	4.5
Short-Term Investments	164,780	3.0

Total investments	$5,592,134	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$58,085	1.0%
British pound	239,648	4.3
Danish krone	166,103	3.0
Euro	484,755	8.7
Hong Kong dollar	380,000	6.8
Japanese yen	186,419	3.3
Korean won	100,326	1.8
Swedish krona	262,592	4.7
Swiss franc	326,986	5.8
U.S. dollar	3,387,220	60.6

Total investments	$5,592,134	100.0%

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares, warrants and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.1%

Belgium - 1.8%
Groupe Bruxelles Lambert SA	424	$47,460

Brazil - 1.4%
Telefonica Brasil SA, ADR	4,187	35,590

Canada - 1.3%
Imperial Oil Ltd.	1,139	34,729

China - 3.9%
Alibaba Group Holding Ltd., ADR *	269	61,034
NXP Semiconductors NV	193	39,764

		100,798

France - 5.4%
Danone SA	1,671	117,632
Sodexo SA *	234	21,817

		139,449

Germany - 3.4%
HeidelbergCement AG	1,021	87,573

Japan - 2.9%
Nintendo Co. Ltd.	129	74,860

Netherlands - 1.5%
ING Groep NV	2,974	39,281

South Korea - 5.5%
Samsung Electronics Co. Ltd.	1,993	142,793

Switzerland - 12.1%
Cie Financiere Richemont SA	794	96,058
Novartis AG	1,433	130,593
UBS Group AG	5,623	86,053

		312,704

United Kingdom - 8.7%
BAE Systems plc	8,369	60,429
Compass Group plc *	4,518	95,117
Lloyds Banking Group plc	72,252	46,665
Tesco plc	7,039	21,708

		223,919

United States - 45.2%
Advance Auto Parts, Inc.	171	35,068
Alphabet, Inc., Class A *	42	103,090
Alphabet, Inc., Class C *	7	17,399
American Express Co.	577	95,349
Anthem, Inc.	314	120,058
Bank of New York Mellon Corp. (The)	1,976	101,213
Berkshire Hathaway, Inc., Class B *	297	82,533
Booking Holdings, Inc. *	31	68,233
Citigroup, Inc.	1,247	88,231
DENTSPLY SIRONA, Inc.	926	58,555
Expedia Group, Inc. *	493	80,700
Facebook, Inc., Class A *	337	117,194
Marsh & McLennan Cos., Inc.	499	70,206
Progressive Corp. (The)	588	57,757
Southwest Airlines Co. *	988	52,474
Visa, Inc., Class A	91	21,235

		1,169,295

Total common stocks (Cost $1,652,821)		2,408,451

SHORT-TERM INVESTMENTS - 6.4%

INVESTMENT COMPANIES - 6.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	56,233	56,233
Federated Treasury Obligations Fund - Institutional Class, 0.01%	54,580	54,580
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	54,579	54,579

Total short-term investments (Cost $165,392)		165,392

	No. of Warrants	Value

WARRANTS - 0.1%

Switzerland - 0.1%
Cie Financiere Richemont SA, expiring 11/22/2023, strike price CHF 67 (Cost $7) *	1,873	1,255

Total investments - 99.6% (Cost $1,818,220)		2,575,098

Other assets less liabilities - 0.4%		11,336

Total net assets - 100.0%(1)		$2,586,434

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
CHF	Swiss franc

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$348,133	13.5%
Consumer Discretionary	459,282	17.8
Consumer Staples	139,340	5.4
Energy	34,729	1.4
Financials	714,748	27.8
Health Care	309,206	12.0
Industrials	112,903	4.4
Information Technology	203,792	7.9
Materials	87,573	3.4
Short-Term Investments	165,392	6.4

Total investments	$2,575,098	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$223,919	8.7%
Canadian dollar	34,729	1.4
Euro	313,763	12.2
Japanese yen	74,860	2.9
Korean won	142,793	5.5
Swiss franc	313,959	12.2
U.S. dollar	1,471,075	57.1

Total investments	$2,575,098	100.0%

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

		Principal Amount	Value
CORPORATE BONDS - 60.4%

Advertising - 0.3%
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (1)		$15,947	$17,243

Airlines - 1.5%
Delta Air Lines, Inc.
2.90%, 10/28/2024		9,478	9,643
7.38%, 1/15/2026		25,381	29,780
4.38%, 4/19/2028		11,088	11,615
3.75%, 10/28/2029		48,403	48,325

			99,363

Apparel - 0.1%
BK LC Finco1 Sarl
5.25%, 4/30/2029 (1)(2)	EUR	5,355	6,492

Auto Manufacturers - 0.1%
Tesla, Inc.
5.30%, 8/15/2025 (1)		7,063	7,301

Building Materials - 0.3%
Victors Merger Corp.
6.38%, 5/15/2029 (1)		21,996	22,161

Chemicals - 1.1%
Methanex Corp.
5.13%, 10/15/2027 (2)		16,277	17,579
5.25%, 12/15/2029 (2)		46,528	50,134
5.65%, 12/1/2044 (2)		4,854	5,022

			72,735

Distribution/Wholesale - 0.8%
Core & Main Holdings LP
8.63% Cash, 9.38% PIK, 9/15/2024 (1)(3)		20,971	21,390
Core & Main LP
6.13%, 8/15/2025 (1)		30,000	30,600

			51,990

Diversified Financial Services - 5.8%
AG Issuer LLC
6.25%, 3/1/2028 (1)		40,713	42,898
NFP Corp.
4.88%, 8/15/2028 (1)		22,582	22,946
6.88%, 8/15/2028 (1)		156,755	165,018
VistaJet Malta Finance plc
10.50%, 6/1/2024 (1)(2)		149,977	163,505

			394,367

Engineering & Construction - 1.7%
New Enterprise Stone & Lime Co., Inc.
9.75%, 7/15/2028 (1)		14,000	15,680
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028 (1)		32,372	32,606
Tutor Perini Corp.
6.88%, 5/1/2025 (1)		68,769	70,746

			119,032

Entertainment - 0.4%
Everi Holdings, Inc.
5.00%, 7/15/2029 (1)(6)		6,424	6,578
Jacobs Entertainment, Inc.
7.88%, 2/1/2024 (1)		4,558	4,763
Penn National Gaming, Inc.
4.13%, 7/1/2029 (1)		8,774	8,763
SeaWorld Parks & Entertainment, Inc.
9.50%, 8/1/2025 (1)		3,754	4,026

			24,130

Environmental Control - 0.1%
Madison IAQ LLC
5.88%, 6/30/2029(1)		4,405	4,482

Food - 1.3%
H-Food Holdings LLC
8.50%, 6/1/2026 (1)		82,186	85,679

Food Service - 1.4%
TKC Holdings, Inc.
6.88%, 5/15/2028 (1)		20,100	20,728
10.50%, 5/15/2029 (1)		65,171	70,548

			91,276

Forest Products & Paper - 0.3%
SpA Holdings 3 Oy
4.88%, 2/4/2028 (1)(2)		17,834	17,968

Hand/Machine Tools - 0.7%
Werner FinCo LP
8.75%, 7/15/2025 (1)		46,856	48,847

Healthcare-Services - 1.4%
Indigo Merger Sub, Inc.
2.88%, 7/15/2026 (1)(2)		12,524	12,722
Surgery Center Holdings, Inc.
6.75%, 7/1/2025 (1)		8,955	9,134
10.00%, 4/15/2027 (1)		64,776	71,092

			92,948

Home Builders - 0.6%
PulteGroup, Inc.
7.88%, 6/15/2032		29,000	41,630

Insurance - 6.8%
Acrisure LLC
7.00%, 11/15/2025 (1)		77,212	78,756
10.13%, 8/1/2026 (1)		48,540	54,729
Aon Corp.
8.21%, 1/1/2027		29,945	39,040

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Ardonagh Midco 2 plc
11.50% Cash, 12.75% PIK, 1/15/2027 (1)(2)(3)	105,950	109,749
AssuredPartners, Inc.
7.00%, 8/15/2025 (1)	33,750	34,467
BroadStreet Partners, Inc.
5.88%, 4/15/2029 (1)	30,954	31,573
GTCR AP Finance, Inc.
8.00%, 5/15/2027 (1)	53,511	56,989
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025 (1)(2)(3)	16,196	17,133
HUB International Ltd.
7.00%, 5/1/2026 (1)	41,266	42,797

		465,233

Internet - 0.3%
Cars.com, Inc.
6.38%, 11/1/2028 (1)	19,420	20,712

Iron/Steel - 0.9%
Big River Steel LLC
6.63%, 1/31/2029 (1)	52,671	58,004
Commercial Metals Co.
3.88%, 2/15/2031	894	900

		58,904

Leisure Time - 6.2%
Carnival Corp.
11.50%, 4/1/2023 (1)	44,233	49,780
10.50%, 2/1/2026 (1)	22,449	26,136
7.63%, 3/1/2026 (1)	21,068	22,885
5.75%, 3/1/2027 (1)	92,762	97,168
MajorDrive Holdings IV LLC
6.38%, 6/1/2029 (1)	13,223	13,190
NCL Corp. Ltd.
12.25%, 5/15/2024 (1)	38,134	46,054
3.63%, 12/15/2024 (1)	8,953	8,640
5.88%, 3/15/2026 (1)	47,354	49,603
NCL Finance Ltd.
6.13%, 3/15/2028 (1)	52,268	54,774
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (1)	17,804	17,782
5.50%, 4/1/2028 (1)	35,497	37,176

		423,188

Lodging - 1.1%
Boyd Gaming Corp.
8.63%, 6/1/2025 (1)	18,541	20,439
4.75%, 6/15/2031 (1)	4,583	4,755
Full House Resorts, Inc.
8.25%, 2/15/2028 (1)	4,679	5,100
Marriott International, Inc.
Series AA, 4.65%, 12/1/2028	27,973	31,925
4.50%, 10/1/2034	9,000	10,182

		72,401

Media - 5.0%
CCO Holdings LLC
5.50%, 5/1/2026 (1)	30,580	31,617
4.25%, 2/1/2031 (1)	33,685	34,316
4.50%, 5/1/2032	24,943	25,847
Charter Communications Operating LLC
6.38%, 10/23/2035	40,408	54,012
CSC Holdings LLC
5.88%, 9/15/2022	47,077	49,393
5.25%, 6/1/2024	15,676	16,988
5.38%, 2/1/2028 (1)	6,632	7,016
6.50%, 2/1/2029 (1)	12,161	13,470
4.50%, 11/15/2031 (1)	8,967	9,022
Sinclair Television Group, Inc.
5.88%, 3/15/2026 (1)	7,138	7,368
5.13%, 2/15/2027 (1)	12,100	12,145
5.50%, 3/1/2030 (1)	35,511	36,207
Virgin Media Secured Finance plc
5.50%, 5/15/2029 (1)(2)	228	245
Ziggo BV
5.50%, 1/15/2027 (1)(2)	41,620	43,243

		340,889

Mining - 1.0%
Compass Minerals International, Inc.
4.88%, 7/15/2024 (1)	10,392	10,730
6.75%, 12/1/2027 (1)	52,402	56,332

		67,062

Miscellaneous Manufacturing - 4.8%
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.45%, 9/15/2021 (4)(5)	101,174	99,150
6.75%, 3/15/2032	121,306	168,147
6.88%, 1/10/2039	38,671	57,854

		325,151

Oil & Gas - 3.3%
Callon Petroleum Co.
8.00%, 8/1/2028 (1)	61,367	62,057
Comstock Resources, Inc.
7.50%, 5/15/2025 (1)	11,113	11,530
6.75%, 3/1/2029 (1)	18,837	20,066
Endeavor Energy Resources LP
6.63%, 7/15/2025 (1)	6,885	7,367
5.75%, 1/30/2028 (1)	33,200	35,399
Laredo Petroleum, Inc.
9.50%, 1/15/2025	6,534	6,885
10.13%, 1/15/2028	5,290	5,811
Matador Resources Co.
5.88%, 9/15/2026	60,071	61,873
Range Resources Corp.
5.00%, 8/15/2022	9,500	9,681
5.00%, 3/15/2023	5,000	5,175

		225,844

Packaging & Containers - 0.8%
LABL Escrow Issuer LLC
10.50%, 7/15/2027 (1)	26,533	29,253
Plastipak Holdings, Inc.
6.25%, 10/15/2025 (1)	25,924	26,507

		55,760

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Real Estate - 2.4%
Realogy Group LLC
4.88%, 6/1/2023 (1)		71,475	74,334
7.63%, 6/15/2025 (1)		19,263	20,895
9.38%, 4/1/2027 (1)		37,796	41,997
5.75%, 1/15/2029 (1)		26,972	28,196

			165,422

Real Estate Investment Trusts (REITS) - 4.0%
Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026		19,405	21,317
Series H, 3.38%, 12/15/2029		44,500	46,641
Series I, 3.50%, 9/15/2030		20,500	21,512
Park Intermediate Holdings LLC
7.50%, 6/1/2025 (1)		29,071	31,507
5.88%, 10/1/2028 (1)		20,000	21,298
Uniti Group LP
7.13%, 12/15/2024 (1)		57,971	59,928
7.88%, 2/15/2025 (1)		16,700	17,890
4.75%, 4/15/2028 (1)		17,806	17,761
XHR LP
6.38%, 8/15/2025 (1)		26,395	28,078
4.88%, 6/1/2029 (1)		4,674	4,826

			270,758

Retail - 4.7%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028		11,681	12,002
Brinker International, Inc.
3.88%, 5/15/2023		1,000	1,030
5.00%, 10/1/2024 (1)		24,912	26,220
Dave & Buster’s, Inc.
7.63%, 11/1/2025 (1)		44,275	47,651
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (1)		17,630	18,071
Nordstrom, Inc.
4.00%, 3/15/2027		17,331	17,983
4.38%, 4/1/2030		55,622	57,958
4.25%, 8/1/2031 (1)		9,037	9,412
5.00%, 1/15/2044		98,226	97,902
Specialty Building Products Holdings LLC
6.38%, 9/30/2026 (1)		13,406	14,039
SRS Distribution, Inc.
6.13%, 7/1/2029 (1)		1,763	1,814
Suburban Propane Partners LP
5.00%, 6/1/2031 (1)		8,951	9,164
Superior Plus LP
4.25%, 5/18/2028 (1)(2)	CAD	6,705	5,551

			318,797

Software - 0.7%
Ascend Learning LLC
6.88%, 8/1/2025 (1)		20,719	21,108
Castle US Holding Corp.
9.50%, 2/15/2028 (1)		28,500	29,711

			50,819

Telecommunications - 0.5%
Altice France Holding SA
10.50%, 5/15/2027 (1)(2)		4,564	5,072
6.00%, 2/15/2028 (1)(2)		29,473	29,349

			34,421

Total corporate bonds (Cost $3,755,823)			4,093,005

BANK LOANS - 35.7%

Advertising - 0.7%
Terrier Media Buyer, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 12/17/2026 (5)		46,926	46,665

Aerospace/Defense - 0.5%
Dynasty Acquisition Co., Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.65%, 4/6/2026 (5)		6,377	6,207
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 6/19/2026 (5)		25,467	24,613
Standard Aero Ltd. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.65%, 4/6/2026 (5)		3,428	3,337

			34,157

Airlines - 0.9%
SkyMiles IP Ltd. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (5)		56,338	59,475

Apparel - 0.6%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.75%), 4.25%, 4/28/2028 (2)(5)		41,614	41,596

Auto Parts & Equipment - 0.5%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028 (5)		35,063	35,151

Beverages - 0.3%
City Brewing Co. LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 4/5/2028 (5)		18,270	18,339

Building Materials - 0.4%
ACProducts Holdings, Inc. First Lien Term Loan B

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

(ICE LIBOR USD 3 Month + 4.25%), 4.42%, 5/17/2028 (5)	26,814	26,661

Chemicals - 0.8%
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 8/12/2025 (5)	14,888	14,906
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/29/2027 (5)	38,586	38,478

		53,384

Commercial Services - 4.1%
Ankura Consulting Group LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 3/17/2028 (5)	44,573	44,657
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 8.75%, 3/19/2029 (5)	17,830	18,008
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.20%, 5/21/2026 (5)	50,764	50,511
EAB Global, Inc. Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.50%, 6/28/2028 (5)	13,020	12,987
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 12/22/2025 (5)	65,232	63,520
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.65%, 5/23/2025 (5)	4,430	4,389
Spin Holdco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (5)	62,304	62,312
USS Ultimate Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 8/25/2024 (5)	19,679	19,722

		276,106

Distribution/Wholesale - 0.3%
Core & Main LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 8/1/2024 (5)	18,005	17,977

Diversified Financial Services - 0.5%
Advisor Group Holdings, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 4.50%), 4.60%, 7/31/2026 (5)	12,230	12,249
NFP Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 2/15/2027 (5)	18,521	18,241

		30,490

Entertainment - 0.5%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/26/2028 (5)	29,526	29,600
SeaWorld Parks & Entertainment, Inc. First Lien Term Loan B5 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 4/1/2024 (5)	6,442	6,393

		35,993

Environmental Control - 0.3%
Madison IAQ LLC Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028 (5)	17,891	17,891

Food - 1.6%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027 (5)	90,904	90,932
Sovos Brands Intermediate, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.00%, 6/8/2028 (5)	22,927	23,013

		113,945

Food Service - 1.0%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 5/15/2028 (5)	67,020	65,722

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Forest Products & Paper - 0.2%
Spa Holdings 3 Oy Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 2/4/2028 (2)(5)	8,897	8,925

Healthcare-Services - 2.4%
Cambrex Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 12/4/2026 (5)	16,343	16,374
ICON Luxembourg Sarl First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 6/16/2028 (2)(5)	57,304	57,385
Indigo Merger Sub, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 6/16/2028 (2)(5)	14,261	14,281
Radnet Management, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 4/23/2028 (5)	13,412	13,406
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/31/2026 (5)	60,801	61,019

		162,465

Insurance - 1.4%
Acrisure LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 2/15/2027 (5)	19,730	19,499
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 2/12/2027 (5)	68,956	68,564
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 1/27/2027 (5)	8,935	8,850

		96,913

Internet - 2.8%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (5)	72,890	72,658
Barracuda Networks, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028 (5)	33,815	34,386
CNT Holdings I Corp. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 11/6/2028 (5)	12,878	13,039
Proofpoint, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.25%, 6/9/2028 (5)	67,068	66,658

		186,741

Leisure Time - 1.7%
Carnival Corp., First Lien Term Loan B (ICE LIBOR USD 3 Month + 7.50%), 8.50%, 6/30/2025 (5)	48,431	49,541
MajorDrive Holdings IV LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028 (5)	22,360	22,367
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.25%), 7.00%, 2/9/2026 (5)	47,999	48,599

		120,507

Machinery-Diversified - 0.2%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024 (5)	16,063	15,827

Miscellaneous Manufacturing - 0.1%
Utex Industries, Inc.
(ICE LIBOR USD 1 Month + 7.00%), 8.50%, 12/3/2024 (5)(6)	2,100	2,100
(ICE LIBOR USD 1 Month + 3.75%), 5.25%, 12/3/2025 (5)(6)	2,369	2,274

		4,374

Pharmaceuticals - 0.5%
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.00%, 8/29/2022 (5)	34,065	33,881

Retail - 2.2%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 4/7/2025 (5)	17,216	17,000
LBM Acquisition LLC First Lien Term Loan, delayed-draw (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/17/2027 (5)	3,851	3,821
LBM Acquisition LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027 (5)	25,993	25,792

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024 (5)	44,283	44,449
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 6/2/2028 (5)	56,344	56,281

		147,343

Software - 9.4%
Applied Systems, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.77%, 9/19/2024 (5)	22,265	22,207
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 9/19/2025 (5)	34,731	35,130
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.90%, 1/29/2027 (5)	4,948	4,882
CCC Information Services, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 4/29/2024 (5)	4,842	4,839
CommerceHub, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/29/2027 (5)	22,601	22,658
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.75%, 12/29/2028 (5)	10,610	10,743
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.25%, 2/12/2029 (5)	28,018	27,598
Epicor Software Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 7/30/2027 (5)	64,131	64,033
Epicor Software Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 8.75%, 7/31/2028 (5)	9,250	9,545
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (5)	46,518	45,757
Informatica LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.13%), 7.13%, 2/25/2025 (5)	27,490	28,040
Ivanti Software, Inc. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/1/2027 (5)	48,429	48,435
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/2027 (5)	13,348	13,253
Project Boost Purchaser LLC Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/1/2026 (5)	8,948	8,931
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028 (5)	91,671	91,350
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 5/30/2025 (5)	70,586	69,792
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.09%, 5/29/2026 (5)	36,536	36,500
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026 (5)	44,436	44,461
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/2027 (5)	17,980	18,265
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 4/6/2028 (5)	29,446	29,409

		635,828

Telecommunications - 1.3%
Altice France SA First Lien Term Loan B11 (ICE LIBOR USD 3 Month + 2.75%), 2.94%, 7/31/2025 (2)(5)	21,717	21,328
Delta Topco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/1/2027 (5)	37,915	37,986
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028 (5)	31,739	32,096

		91,410

Transportation - 0.5%
SIRVA Worldwide, Inc. First Lien Term Loan

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

(ICE LIBOR USD 3 Month + 5.50%), 5.60%, 8/4/2025(5)	26,552	24,959
(ICE LIBOR USD 3 Month + 5.50%), 5.64%, 8/4/2025(5)	6,659	6,259
(ICE LIBOR USD 3 Month + 5.50%), 5.65%, 8/4/2025(5)	178	167
(ICE LIBOR USD 3 Month + 5.50%), 5.69%, 8/4/2025(5)	5,986	5,627

		37,012

Total bank loans (Cost $2,387,724)		2,414,778

	Shares Held
COMMON STOCK - 0.2%

Miscellaneous Manufacturing - 0.2%
Utex Equity (Cost $10,178) *(6)(7)	364	14,923

	Principal Amount
CONVERTIBLE BOND - 0.1%

Real Estate Investment Trusts (REITS) - 0.1%
Uniti Fiber Holdings, Inc. 4.00%, 6/15/2024 (Cost $4,529) (1)	$4,625	5,351

	Shares Held
SHORT-TERM INVESTMENTS - 6.5%

INVESTMENT COMPANIES - 6.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	150,742	150,742
Federated Treasury Obligations Fund - Institutional Class, 0.01%	146,309	146,309
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	146,309	146,309

Total short-term investments (Cost $443,360)		443,360

Total investments - 102.9% (Cost $6,601,614)		6,971,417

Other assets less liabilities - (2.9%)		(194,168)

Total net assets - 100.0%(8)		$6,777,249

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	U.S. dollar
Altice France SA First Lien Term Loan B11, 2.94%, 7/31/2025	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Birkenstock US BidCo, Inc. First Lien Term Loan B, 4.25%, 4/28/2028	Germany	U.S. dollar
BK LC Finco1 Sarl, 5.25%, 4/30/2029	Germany	Euro
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	U.S. dollar
ICON Luxembourg Sarl First Lien Term Loan B, 3.00%, 6/16/2028	Luxembourg	U.S. dollar
Indigo Merger Sub, Inc., 2.88%, 7/15/2026	Ireland	U.S. dollar
Indigo Merger Sub, Inc. First Lien Term Loan B, 3.00%, 6/16/2028	Ireland	U.S. dollar
Methanex Corp., 5.65%, 12/1/2044	Canada	U.S. dollar
Methanex Corp., 5.25%, 12/15/2029	Canada	U.S. dollar
Methanex Corp., 5.13%, 10/15/2027	Canada	U.S. dollar
SpA Holdings 3 Oy, 4.88%, 2/4/2028	Finland	U.S. dollar
Spa Holdings 3 Oy Term Loan B, 4.75%, 2/4/2028	Finland	U.S. dollar
Superior Plus LP, 4.25%, 5/18/2028	Canada	Canadian dollar
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(3)	Payment in-kind security.
(4)	Perpetual security. The rate reflected was the rate in effect on June 30, 2021. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2021.
(6)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $25,875, or 0.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(7)	Defaulted security.
(8)	Percentages for the various classifications relate to total net assets.

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

CAD	Canadian Dollar
EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
USD	U.S. dollar

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $1,924 or less than 0.1% of the total net assets as of June 30, 2021, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
LBM Acquisition LLC First Lien Term Loan, delayed-draw	$1,924	$1,910	$(14)

	$1,924	$1,910	$(14)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,565	EUR	5,531	JPM	9/30/2021	$— (1)

Total unrealized appreciation						— (1)

CAD	6,895	USD	5,559	JPM	9/29/2021	(17)

Total unrealized depreciation						(17)

Net unrealized depreciation						$(17)

(1)	Amount rounds to less than one.

CAD	Canadian dollar
EUR	Euro
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized (Depreciation)
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,757)	9/21/2021	USD	$175,700	$(232,803)	$(735)
U.S. Treasury Long Bond	(800)	9/21/2021	USD	80,000	(128,600)	(3,069)

						$(3,804)

USD	U.S. Dollar

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 98.0%

Argentina - 0.4%
MercadoLibre, Inc. *	25	$38,840

Belgium - 1.9%
UCB SA	1,838	192,154

Brazil - 0.6%
Azul SA (Preference) *	6,812	59,881

Canada - 2.3%
Canadian Pacific Railway Ltd.	2,116	162,688
Kinaxis, Inc. *	498	65,538

		228,226

China - 2.4%
China International Capital Corp. Ltd., Class H	31,138	83,817
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,876	63,505
Midea Group Co. Ltd., Class A	8,280	91,456

		238,778

Denmark - 5.1%
Ascendis Pharma A/S, ADR *	949	124,858
DSV Panalpina A/S	564	131,439
Genmab A/S *	624	255,261

		511,558

France - 6.8%
Air Liquide SA	1,303	228,150
BNP Paribas SA	4,670	292,740
Capgemini SE	819	157,293

		678,183

Germany - 19.1%
Allianz SE	971	242,196
Auto1 Group SE *	566	24,847
Bayerische Motoren Werke AG	685	72,535
Brenntag SE	1,436	133,499
Deutsche Boerse AG	1,959	341,908
Deutsche Post AG	2,690	182,928
Deutsche Telekom AG	13,370	282,373
MTU Aero Engines AG	546	135,195
Porsche Automobil Holding SE (Preference)	691	74,011
Siemens AG	1,346	213,293
Volkswagen AG (Preference)	846	211,874

		1,914,659

Hong Kong - 3.7%
AIA Group Ltd.	29,444	365,946

India - 1.1%
Reliance Industries Ltd.	4,012	113,925

Ireland - 4.6%
CRH plc	3,676	185,253
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	14,302	270,652

		455,905

Israel - 3.2%
Nice Ltd., ADR *	1,285	317,985

Italy - 1.3%
Intesa Sanpaolo SpA	45,885	126,744

Japan - 2.9%
Hoya Corp.	1,027	136,189
Sony Group Corp.	1,630	158,721

		294,910

Netherlands - 6.4%
Argenx SE, ADR *	512	154,259
Argenx SE *	7	2,122
ING Groep NV	14,269	188,483
Koninklijke DSM NV	1,590	296,780

		641,644

Portugal - 1.1%
EDP - Energias de Portugal SA	20,988	111,240

Russia - 1.6%
MMC Norilsk Nickel PJSC, ADR	4,653	158,527

South Korea - 2.1%
Samsung Electronics Co. Ltd.	2,914	208,803

Spain - 0.7%
Ferrovial SA	2,375	69,701

Sweden - 1.0%
Sandvik AB	4,102	104,777

Switzerland - 10.2%
Adecco Group AG	1,337	90,857
Holcim Ltd. *	2,323	139,337
Idorsia Ltd. *	2,450	67,361
Lonza Group AG	160	113,194
Medacta Group SA *	519	68,048
Nestle SA	1,541	191,858
Roche Holding AG	915	344,791

		1,015,446

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,936	190,827

United Kingdom - 9.3%
AVEVA Group plc	2,903	148,928
Barclays plc	84,648	200,371
HSBC Holdings plc	15,150	87,515
International Consolidated Airlines Group SA *	48,626	117,187
Linde plc	1,299	374,766

		928,767

Artisan International Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

United States - 8.3%
Accenture plc, Class A	303	89,225
Alphabet, Inc., Class A*	84	204,695
Alphabet, Inc., Class C*	38	95,589
Amazon.com, Inc.*	81	279,940
Aon plc, Class A	666	159,075

		828,524

Total common stocks and equity-linked security (Cost $7,049,181)		9,795,950

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENT COMPANIES - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	46,755	46,755
Federated Treasury Obligations Fund - Institutional Class, 0.01%	45,380	45,380
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	45,380	45,380

Total short-term investments (Cost $137,515)		137,515

Total investments - 99.4% (Cost $7,186,696)		9,933,465

Other assets less liabilities - 0.6%		65,793

Total net assets - 100.0%(4)		$9,999,258

Artisan International Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $270,652, or 2.7% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 04/06/2021	$223,628	$270,652	2.7%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$582,657	5.9%
Consumer Discretionary	1,015,729	10.2
Consumer Staples	191,858	1.9
Energy	113,925	1.1
Financials	2,359,447	23.8
Health Care	1,458,237	14.7
Industrials	1,401,445	14.1
Information Technology	1,178,599	11.9
Materials	1,382,813	13.9
Utilities	111,240	1.1
Short-Term Investments	137,515	1.4

Total investments	$9,933,465	100.0%

Artisan International Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$59,881	0.6%
British pound	466,486	4.7
Canadian dollar	228,226	2.3
Chinese yuan renminbi offshore	154,961	1.6
Danish krone	386,700	3.9
Euro	4,140,085	41.7
Hong Kong dollar	537,278	5.4
Indian rupee	113,925	1.1
Japanese yen	294,910	3.0
Korean won	208,803	2.1
New Taiwan dollar	190,827	1.9
Swedish krona	104,777	1.1
Swiss franc	1,015,446	10.2
U.S. dollar	2,031,160	20.4

Total investments	$9,933,465	100.0%

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.8%

Australia - 0.1%
Telix Pharmaceuticals Ltd. *	1,702	$7,773

Brazil - 2.0%
Afya Ltd., Class A*	1,293	33,331
Notre Dame Intermedica Participacoes SA	1,386	23,712
Petrobras Distribuidora SA	8,263	44,259
Rumo SA *	6,554	25,300

		126,602

Canada - 4.5%
Altus Group Ltd.	1,350	62,549
CAE, Inc. *	3,127	96,314
Descartes Systems Group, Inc. (The) *	665	46,017
Essa Pharma, Inc. *	197	5,638
Kinaxis, Inc. *	379	49,897
Real Matters, Inc. *	1,187	17,115

		277,530

China - 0.4%
I-Mab, ADR*	315	26,404

Costa Rica - 0.3%
Establishment Labs Holdings, Inc. *	252	22,001

Denmark - 5.2%
ALK-Abello A/S *	74	35,330
Ambu A/S, Class B	1,427	54,871
Carlsberg A/S, Class B	190	35,443
DSV Panalpina A/S	265	61,730
Genmab A/S *	168	68,850
SimCorp A/S	179	22,513
Vestas Wind Systems A/S	1,100	42,922

		321,659

Finland - 2.9%
BasWare OYJ *	518	24,431
Metso Outotec OYJ	10,367	120,417
Revenio Group OYJ	241	18,283
Vaisala OYJ, Class A	462	18,988

		182,119

France - 1.8%
Gaztransport Et Technigaz SA	562	45,416
Lectra	1,735	65,632

		111,048

Germany - 5.3%
AIXTRON SE	3,636	98,525
Carl Zeiss Meditec AG	96	18,504
Hamburger Hafen und Logistik AG	1,251	31,442
KION Group AG	336	35,812
MorphoSys AG *	1,099	85,289
New Work SE	39	12,317
Symrise AG	341	47,447

		329,336

Iceland - 0.6%
Ossur HF *	4,866	35,884

India - 2.0%
IndiaMart InterMesh Ltd. *	523	49,230
WNS Holdings Ltd., ADR *	928	74,090

		123,320

Israel - 8.3%
Compugen Ltd. *	525	4,346
Kornit Digital Ltd. *	1,320	164,174
Max Stock Ltd.	4,839	18,332
Nice Ltd., ADR *	828	204,956
Radware Ltd.*(1)	2,774	85,372
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	224	14,729
Tel Aviv Stock Exchange Ltd.	3,931	24,282

		516,191

Italy - 0.8%
Davide Campari-Milano NV	3,529	47,270

Japan - 16.9%
Azbil Corp.	2,459	101,944
Carenet, Inc.(1)	867	64,143
CKD Corp.(1)	3,575	75,311
Daikokutenbussan Co. Ltd.(1)	880	63,704
en-japan, Inc.	704	25,017
eSOL Co. Ltd.	383	3,758
Fujitec Co. Ltd.	3,312	73,452
Hennge KK *	342	11,710
Jeol Ltd.	985	57,618
Kitanotatsujin Corp.	2,837	12,616
Kobe Bussan Co. Ltd.	913	28,776
Money Forward, Inc. *	564	35,975
Morinaga Milk Industry Co. Ltd.	642	33,468
Obic Co. Ltd.	167	31,206
Raccoon Holdings, Inc.(1)	2,148	44,401
Rohm Co. Ltd.	479	44,299
Roland Corp.	854	43,258
Sagami Rubber Industries Co. Ltd.	420	3,914
SG Holdings Co. Ltd.	5,321	139,516
TechMatrix Corp.	2,054	34,043
Temairazu, Inc.(1)	363	21,420
Toshiba Corp.	1,784	77,176
Ubicom Holdings, Inc.(1)	784	25,604

		1,052,329

Netherlands - 2.5%
Argenx SE*	88	26,616
IMCD NV	418	66,539
Koninklijke DSM NV	322	60,046

		153,201

Spain - 0.9%
Almirall SA	3,296	57,494

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

Sweden - 2.7%
AAK AB	2,552	57,199
Elekta AB, Class B	2,178	31,564
Fortnox AB	1,276	62,723
Oncopeptides AB *	1,780	19,413

		170,899

Switzerland - 7.1%
Alcon, Inc.	1,472	103,069
Baloise Holding AG	348	54,215
Barry Callebaut AG	20	47,313
Belimo Holding AG	108	49,304
Burckhardt Compression Holding AG	62	25,259
Comet Holding AG	202	55,577
Siegfried Holding AG *	61	57,226
Tecan Group AG	99	48,994

		440,957

Thailand - 1.1%
Fabrinet*	698	66,916

United Kingdom - 18.7%
Alphawave IP Group plc *	6,745	33,587
ASOS plc *	1,078	73,947
AVEVA Group plc	793	40,699
B&M European Value Retail SA	5,624	44,594
Balfour Beatty plc	6,979	29,600
boohoo Group plc *	21,849	93,815
Britvic plc	3,319	43,024
ConvaTec Group plc	33,210	110,529
Electrocomponents plc	6,664	94,861
Ergomed plc *	1,252	20,353
Fevertree Drinks plc	980	34,893
HomeServe plc	2,870	37,934
Howden Joinery Group plc	6,415	72,461
JD Sports Fashion plc	3,643	46,316
JET2 plc *	5,431	88,912
Orchard Therapeutics plc, ADR *	3,835	16,837
Oxford Biomedica plc*	1,830	32,909
Rotork plc	20,652	97,244
SSP Group plc *	4,964	18,294
St James’s Place plc	3,258	66,571
Trainline plc *	8,433	34,250
YouGov plc	2,029	33,118

		1,164,748

United States - 14.7%
Acceleron Pharma, Inc. *	151	18,975
Agilysys, Inc. *	907	51,599
Alkermes plc *	1,979	48,536
Alnylam Pharmaceuticals, Inc. *	162	27,481
BioCryst Pharmaceuticals, Inc. *	2,139	33,811
Cree, Inc. *	866	84,781
CyberArk Software Ltd. *	432	56,277
Flexion Therapeutics, Inc. *	2,204	18,135
Glaukos Corp. *	673	57,062
Global Blood Therapeutics, Inc. *	823	28,836
Ingersoll Rand, Inc. *	1,271	62,025
Inspire Medical Systems, Inc. *	118	22,850
Intersect ENT, Inc. *(1)	3,035	51,868
Lantheus Holdings, Inc. *	1,445	39,937
Legend Biotech Corp., ADR *	678	27,836
Madrigal Pharmaceuticals, Inc. *	149	14,554
MaxCyte, Inc. *	2,951	36,654
Model N, Inc. *(1)	2,224	76,213
Myriad Genetics, Inc. *	756	23,105
Quotient Ltd. *	2,330	8,480
Reata Pharmaceuticals, Inc., Class A *	108	15,267
Varex Imaging Corp. *	400	10,715
Verastem, Inc. *	1,246	5,073
ViewRay, Inc. *(1)	11,705	77,254
Zogenix, Inc. *	910	15,717

		913,041

Total common stocks (Cost $4,619,916)		6,146,722

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	32,434	32,434
Federated Treasury Obligations Fund - Institutional Class, 0.01%	31,481	31,481
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	31,480	31,480

Total short-term investments (Cost $95,395)		95,395

Total investments - 100.3% (Cost $4,715,311)		6,242,117

Other assets less liabilities - (0.3)%		(15,228)

Total net assets - 100.0%(2)		$6,226,889

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	Affiliated company as defined under the Investment Company Act of 1940.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$45,435	0.7%
Consumer Discretionary	516,217	8.3
Consumer Staples	422,349	6.8
Energy	45,416	0.7
Financials	145,068	2.3
Health Care	1,635,795	26.2
Industrials	1,641,952	26.3
Information Technology	1,507,333	24.2
Materials	107,493	1.7
Real Estate	79,664	1.3
Short-Term Investments	95,395	1.5

Total investments	$6,242,117	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$7,773	0.1%
Brazilian real	93,271	1.5
British pound	1,184,565	19.0
Canadian dollar	271,892	4.4
Danish krone	357,543	5.7
Euro	880,468	14.1
Indian rupee	49,230	0.8
Israel new shekel	57,343	0.9
Japanese yen	1,052,329	16.9
Swedish krona	170,899	2.7
Swiss franc	440,957	7.1
U.S. dollar	1,675,847	26.8

Total investments	$6,242,117	100.0%

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal amount, Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 87.5%

Belgium - 2.8%
Groupe Bruxelles Lambert SA	5,343	$597,690

Brazil - 1.2%
Telefonica Brasil SA, ADR	30,460	258,909

Canada - 7.2%
Alimentation Couche-Tard, Inc., Class B	19,725	724,794
Imperial Oil Ltd.	12,700	387,077
Suncor Energy, Inc.	17,480	418,680

		1,530,551

China - 3.4%
Alibaba Group Holding Ltd., ADR*	1,004	227,677
Anhui Conch Cement Co. Ltd., Class H	36,046	191,269
Hengan International Group Co. Ltd.	45,192	302,663

		721,609

Denmark - 0.2%
DSV Panalpina A/S	218	50,939

Finland - 1.3%
Nokia OYJ, ADR*	44,329	235,828
Nokia OYJ*	9,633	51,580

		287,408

France - 7.8%
Danone SA	10,101	711,115
Safran SA	2,107	292,063
Sodexo SA*	3,141	293,087
Sodexo SA (Registered Shares)*(1)(2)	737	68,801
Vivendi SE	8,932	300,049

		1,665,115

Germany - 3.7%
Fresenius Medical Care AG & Co. KGaA	7,225	600,068
Hella GmbH & Co. KGaA*	2,771	189,806

		789,874

India - 3.9%
HCL Technologies Ltd.	48,613	643,224
Indus Towers Ltd.	61,776	198,342

		841,566

Ireland - 3.3%
CRH plc	8,641	435,476
Ryanair Holdings plc*	1,846	34,928
Ryanair Holdings plc, Equity-Linked Security*(1)(3)(4)	12,211	231,088

		701,492

Japan - 1.2%
Seven & i Holdings Co. Ltd.	5,216	248,706

Mexico - 0.6%
Gruma SAB de CV, Class B	10,422	117,147

Netherlands - 3.7%
ING Groep NV	60,163	794,707

South Korea - 10.2%
NAVER Corp.	1,933	716,515
Samsung Electronics Co. Ltd.	15,390	1,102,868
Samsung Electronics Co. Ltd. (Preference)	5,534	362,197

		2,181,580

Spain - 1.0%
CaixaBank SA	70,414	216,582

Switzerland - 17.0%
ABB Ltd.	28,718	974,274
Cie Financiere Richemont SA	4,879	590,284
Credit Suisse Group AG	20,422	213,920
Holcim Ltd.*	7,473	448,255
Novartis AG	9,285	846,181
UBS Group AG	36,784	562,947

		3,635,861

United Kingdom - 13.4%
Berkeley Group Holdings plc	2,183	138,788
CNH Industrial NV	14,528	239,887
Compass Group plc*	49,937	1,051,374
Inchcape plc	5,149	54,740
Lloyds Banking Group plc	670,932	433,330
RELX plc	22,912	608,214
RELX plc	4,331	115,458
Tesco plc	69,297	213,717

		2,855,508

United States - 5.6%
Arch Capital Group Ltd.*(5)	21,563	839,680
Tenaris SA	24,060	262,237
Tenaris SA, ADR	2,258	49,450
White Mountains Insurance Group Ltd.	46	52,852

		1,204,219

Total common stocks and equity-linked security (Cost $13,532,654)		18,699,463

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal amount, Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 11.9%

INVESTMENT COMPANIES - 11.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	866,790	$866,790
Federated Treasury Obligations Fund - Institutional Class, 0.01%	841,297	841,297
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	841,297	841,297

Total short-term investments (Cost $2,549,384)		2,549,384

	Principal Amount
CONVERTIBLE BOND - 0.1%

Switzerland - 0.1%
Credit Suisse Group Guernsey VII Ltd. Series BR, 3.00%, 11/12/2021 (Cost $8,171)	$7,361	8,911

Total investments - 99.5% (Cost $16,090,209)		21,257,758

Other assets less liabilities - 0.5%		106,265

Total net assets - 100.0%(6)		$21,364,023

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $299,889, or 1.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/01/2020	$63,852	$68,801	0.3%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 06/08/2021	$191,831	$231,088	1.1%

(4)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined under the Investment Company Act of 1940.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	214,824	JPY	23,300,593	JPM	10/21/2021	$4,856

Net unrealized appreciation						$4,856

JPY	Japanese yen
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,473,815	6.9%
Consumer Discretionary	2,614,557	12.3
Consumer Staples	2,318,142	10.9
Energy	1,117,444	5.2
Financials	3,951,707	18.6
Health Care	1,446,249	6.8
Industrials	2,315,763	10.9
Information Technology	2,395,697	11.3
Materials	1,075,000	5.1
Short-Term Investments	2,549,384	12.0

Total investments	$21,257,758	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,500,163	11.8%
Canadian dollar	1,530,551	7.2
Danish krone	50,939	0.2
Euro	5,203,534	24.5
Hong Kong dollar	493,932	2.3
Indian rupee	841,566	4.0
Japanese yen	248,706	1.2
Korean won	2,181,580	10.3
Mexican peso	117,147	0.5
Swiss franc	3,644,772	17.1
U.S. dollar	4,444,868	20.9

Total investments	$21,257,758	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

Aerospace & Defense - 1.3%
Teledyne Technologies, Inc.*	229	$95,744

Auto Components - 1.8%
Aptiv plc*	839	132,075

Banks - 3.3%
First Republic Bank	593	111,005
SVB Financial Group*	242	134,719

		245,724

Beverages - 0.5%
Boston Beer Co., Inc. (The), Class A*	36	36,517

Biotechnology - 9.0%
Argenx SE, ADR*(1)	440	132,393
Ascendis Pharma A/S, ADR*(1)	1,081	142,177
BioNTech SE, ADR*(1)	336	75,218
Exact Sciences Corp.*	1,092	135,685
Genmab A/S*(1)	399	163,302
Sage Therapeutics, Inc.*	468	26,599

		675,374

Building Products - 1.2%
Advanced Drainage Systems, Inc.	486	56,661
Trex Co., Inc.*	363	37,075

		93,736

Capital Markets - 6.4%
LPL Financial Holdings, Inc.	454	61,340
MSCI, Inc.	288	153,733
Nasdaq, Inc.	741	130,198
Tradeweb Markets, Inc., Class A	1,597	135,082

		480,353

Communications Equipment - 1.5%
Arista Networks, Inc.*	306	110,823

Containers & Packaging - 1.1%
Ball Corp.	984	79,732

Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc.*	251	36,962
Chegg, Inc.*	1,756	145,972

		182,934

Electrical Equipment - 2.2%
Generac Holdings, Inc.*	403	167,464

Electronic Equipment, Instruments & Components - 3.2%
Cognex Corp.	785	65,976
IPG Photonics Corp.*	322	67,775
Trimble, Inc.*	1,339	109,569

		243,320

Entertainment - 5.2%
Roku, Inc.*	332	152,357
Zynga, Inc., Class A*	22,104	234,970

		387,327

Health Care Equipment & Supplies - 4.4%
Dexcom, Inc.*	431	184,057
West Pharmaceutical Services, Inc.	412	147,964

		332,021

Health Care Technology - 3.5%
Veeva Systems, Inc., Class A*	838	260,458

Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc.*	90	139,534
DraftKings, Inc., Class A*	704	36,750

		176,284

Interactive Media & Services - 3.5%
Match Group, Inc.*	1,230	198,401
ZoomInfo Technologies, Inc., Class A*	1,168	60,921

		259,322

Internet & Direct Marketing Retail - 3.0%
Chewy, Inc., Class A*	529	42,147
Farfetch Ltd., Class A*(1)	726	36,556
Wayfair, Inc., Class A*	475	150,092

		228,795

IT Services - 5.1%
BigCommerce Holdings, Inc., Series 1*	944	61,278
Global Payments, Inc.	1,710	320,603

		381,881

Leisure Products - 1.8%
Peloton Interactive, Inc., Class A*	741	91,842
YETI Holdings, Inc.*	509	46,756

		138,598

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	640	94,622
Evotec SE*(1)	1,008	45,685

		140,307

Machinery - 4.5%
Fortive Corp.	1,844	128,580
IDEX Corp.	290	63,740
Ingersoll Rand, Inc.*	3,022	147,519

		339,839

Media - 1.2%
New York Times Co. (The), Class A	2,082	90,676

Pharmaceuticals - 2.3%
Catalent, Inc.*	1,564	169,058

Professional Services - 1.5%
TransUnion	1,043	114,528

Road & Rail - 1.3%
Lyft, Inc., Class A*	1,599	96,688

Semiconductors & Semiconductor Equipment - 4.0%
Entegris, Inc.	467	57,441
Lattice Semiconductor Corp.*	2,246	126,160
Skyworks Solutions, Inc.	608	116,635

		300,236

Software - 16.1%
Atlassian Corp. plc, Class A*	1,062	272,842
Bill.com Holdings, Inc.*	290	53,159
Ceridian HCM Holding, Inc.*	1,004	96,350
Datadog, Inc., Class A*	1,313	136,637

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

HubSpot, Inc.*	518	301,766
JFrog Ltd.*(1)	911	41,491
Synopsys, Inc.*	371	102,229
Tyler Technologies, Inc.*	169	76,574
Zscaler, Inc.*	604	130,582

		1,211,630

Specialty Retail - 2.1%
Burlington Stores, Inc.*	484	155,710

Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.*	149	54,294

Total common stocks (Cost $3,995,677)		7,381,448

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	21,709	21,709
Federated Treasury Obligations Fund - Institutional Class, 0.01%	21,071	21,071
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	21,071	21,071

Total short-term investments (Cost $63,851)		63,851

Total investments - 99.2% (Cost $4,059,528)		7,445,299

Other assets less liabilities - 0.8%		56,891

Total net assets - 100.0%(2)		$7,502,190

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
Evotec SE	Germany	Euro
Farfetch Ltd.	United Kingdom	U.S. dollar
Genmab A/S	Denmark	Danish krone
JFrog Ltd.	Israel	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$737,325	9.9%
Consumer Discretionary	1,068,690	14.3
Consumer Staples	36,517	0.5
Financials	726,077	9.7
Health Care	1,577,218	21.2
Industrials	907,999	12.2
Information Technology	2,247,890	30.2
Materials	79,732	1.1
Short-Term Investments	63,851	0.9

Total investments	$7,445,299	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Danish krone	$163,302	2.2%
Euro	45,685	0.6
U.S. dollar	7,236,312	97.2

Total investments	$7,445,299	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.0%

Air Freight & Logistics - 2.2%
Expeditors International of Washington, Inc.	367	$46,466

Auto Components - 4.7%
BorgWarner, Inc.	1,080	52,410
Gentex Corp.	1,422	47,042

		99,452

Automobiles - 1.5%
Thor Industries, Inc.	280	31,628

Banks - 2.0%
Fifth Third Bancorp	272	10,390
M&T Bank Corp.	220	31,975

		42,365

Capital Markets - 4.7%
Moelis & Co., Class A	943	53,636
Northern Trust Corp.	398	46,036

		99,672

Chemicals - 3.8%
Celanese Corp.	243	36,801
Corteva, Inc.	978	43,372

		80,173

Consumer Finance - 3.0%
Synchrony Financial	1,320	64,044

Diversified Consumer Services - 1.7%
H&R Block, Inc.	1,495	35,104

Electric Utilities - 2.2%
OGE Energy Corp.	1,375	46,275

Electrical Equipment - 2.4%
nVent Electric plc	1,636	51,123

Entertainment - 3.3%
Electronic Arts, Inc.	252	36,253
Lions Gate Entertainment Corp., Class A*	572	11,850
Lions Gate Entertainment Corp., Class B*	1,197	21,904

		70,007

Equity Real Estate Investment Trusts (REITs) - 7.5%
Equity Commonwealth	1,186	31,072
Lamar Advertising Co., Class A	548	57,237
PS Business Parks, Inc.	143	21,188
Public Storage	93	27,903
STORE Capital Corp.	601	20,729

		158,129

Food & Staples Retailing - 3.3%
Kroger Co. (The)	965	36,980
Sysco Corp.	415	32,263

		69,243

Food Products - 2.1%
Tyson Foods, Inc., Class A	615	45,338

Health Care Equipment & Supplies - 2.6%
DENTSPLY SIRONA, Inc.	862	54,511

Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	325	37,168
Centene Corp.*	633	46,141

		83,309

Hotels, Restaurants & Leisure - 7.7%
Expedia Group, Inc.*	445	72,910
Marriott International, Inc., Class A*	330	45,031
Vail Resorts, Inc.*	142	44,882

		162,823

Insurance - 7.1%
Arch Capital Group Ltd.*	1,312	51,083
Globe Life, Inc.	561	53,391
Progressive Corp. (The)	456	44,802

		149,276

Interactive Media & Services - 3.1%
IAC/InterActiveCorp*	287	44,276
Vimeo, Inc.*	415	20,322

		64,598

Machinery - 1.5%
Otis Worldwide Corp.	374	30,590

Marine - 1.5%
Kirby Corp.*	537	32,580

Media - 7.9%
Liberty Broadband Corp., Class C*	125	21,663
Liberty Media Corp-Liberty SiriusXM, Class A*	462	21,543
Liberty Media Corp-Liberty SiriusXM, Class C*	460	21,324
News Corp., Class A	2,299	59,244
Omnicom Group, Inc.	531	42,462

		166,236

Real Estate Management & Development - 1.5%
Jones Lang LaSalle, Inc.*	161	31,533

Road & Rail - 3.4%
AMERCO	121	71,508

Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	485	83,513

Software - 2.0%
Check Point Software Technologies Ltd.*(1)	371	43,090

Specialty Retail - 2.4%
AutoNation, Inc.*	539	51,068

Technology Hardware, Storage & Peripherals - 1.7%
NetApp, Inc.	448	36,654

Trading Companies & Distributors - 2.3%
Air Lease Corp.	1,181	49,309

Total common stocks (Cost $1,125,780)		2,049,617

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	21,825	21,825
Federated Treasury Obligations Fund - Institutional Class, 0.01%	21,183	21,183
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	21,183	21,183

Total short-term investments (Cost $64,191)		64,191

Total investments - 100.0% (Cost $1,189,971)		2,113,808

Other assets less liabilities - 0.0%(2)		499

Total net assets - 100.0%(3)		$2,114,307

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Check Point Software Technologies Ltd.	Israel	U.S. dollar

(2)	Amount rounds to less than 0.1%
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$300,841	14.2%
Consumer Discretionary	380,075	18.0
Consumer Staples	114,581	5.4
Financials	355,357	16.8
Health Care	137,820	6.6
Industrials	281,576	13.3
Information Technology	163,257	7.7
Materials	80,173	3.8
Real Estate	189,662	9.0
Utilities	46,275	2.2
Short-Term Investments	64,191	3.0

Total investments	$2,113,808	100.0%

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value

COMMON STOCKS - 90.4%

Aerospace & Defense - 1.7%
BAE Systems plc(1)	59		$426

Air Freight & Logistics - 1.7%
FedEx Corp.	1		439

Airlines - 1.8%
Southwest Airlines Co.*	9		469

Automobiles - 1.9%
Harley-Davidson, Inc.	10		470

Banks - 4.7%
Citigroup, Inc.	17		1,203

Capital Markets - 4.9%
Bank of New York Mellon Corp. (The)	24		1,244

Construction Materials - 4.3%
HeidelbergCement AG(1)	13		1,087

Consumer Finance - 5.7%
American Express Co.	9		1,445

Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc., Class B*	5		1,342

Food & Staples Retailing - 0.9%
Sprouts Farmers Market, Inc.*	10		239

Food Products - 3.5%
Danone SA(1)	13		888

Health Care Equipment & Supplies - 4.6%
DENTSPLY SIRONA, Inc.	19		1,173

Health Care Providers & Services - 6.0%
Anthem, Inc.	4		1,518

Hotels, Restaurants & Leisure - 8.6%
Booking Holdings, Inc.*	-	(2)	1,088
Expedia Group, Inc.*	7		1,088

			2,176

Insurance - 6.9%
Marsh & McLennan Cos., Inc.	6		858
Progressive Corp. (The)	9		893

			1,751

Interactive Media & Services - 11.1%
Alphabet, Inc., Class A*	1		1,389
Facebook, Inc., Class A*	4		1,442

			2,831

IT Services - 3.2%
Visa, Inc., Class A	4		819

Pharmaceuticals - 3.9%
Novartis AG, ADR(1)	11		993

Specialty Retail - 4.6%
Advance Auto Parts, Inc.	6		1,175

Technology Hardware, Storage & Peripherals - 5.1%
Samsung Electronics Co. Ltd.(1)	18		1,306

Total common stocks (Cost $17,769)			22,994

SHORT-TERM INVESTMENTS - 8.7%

INVESTMENT COMPANIES - 8.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	753		753
Federated Treasury Obligations Fund - Institutional Class, 0.01%	730		730
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	731		731

Total short-term investments (Cost $2,214)			2,214

Total investments - 99.1% (Cost $19,983)			25,208

Other assets less liabilities - 0.9%			225

Total net assets - 100.0%(3)			$25,433

Artisan Select Equity Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
BAE Systems plc	United Kingdom	British pound
Danone SA	France	Euro
HeidelbergCement AG	Germany	Euro
Novartis AG	Switzerland	U.S. dollar
Samsung Electronics Co. Ltd.	South Korea	Korean won

(2)	Amount rounds to less than one.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,831	11.2%
Consumer Discretionary	3,821	15.2
Consumer Staples	1,127	4.5
Financials	6,985	27.7
Health Care	3,684	14.6
Industrials	1,334	5.3
Information Technology	2,125	8.4
Materials	1,087	4.3
Short-Term Investments	2,214	8.8

Total investments	$25,208	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$426	1.7%
Euro	1,975	7.8
Korean won	1,306	5.2
U.S. dollar	21,501	85.3

Total investments	$25,208	100.0%

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 99.1%

Biotechnology - 19.5%
Acceleron Pharma, Inc. *	462	$57,938
Argenx SE, ADR *(1)	381	114,644
Ascendis Pharma A/S, ADR *(1)	743	97,686
Denali Therapeutics, Inc. *	361	28,291
Halozyme Therapeutics, Inc. *	4,999	227,012
Invitae Corp. *	588	19,844
Iovance Biotherapeutics, Inc. *	1,883	48,985
Orchard Therapeutics plc, ADR *(1)	5,012	22,004
Radius Health, Inc. *	1,028	18,756
Sage Therapeutics, Inc. *	266	15,117
Twist Bioscience Corp. *	63	8,335
Veracyte, Inc. *	2,906	116,177
Vericel Corp. *	382	20,054
Y-mAbs Therapeutics, Inc. *	841	28,415

		823,258

Building Products - 2.2%
Advanced Drainage Systems, Inc.	466	54,288
Trex Co., Inc. *	281	28,743
View, Inc. *	1,219	10,334

		93,365

Capital Markets - 1.9%
Aspirational Consumer Lifestyle Corp. *(1)(2)(3)(4)	1,000	9,802
Aspirational Consumer Lifestyle Corp., Class A *(1)	1,032	10,303
Morningstar, Inc.	196	50,445
One *(2)(3)(4)	500	4,701
One, Class A *	302	3,011

		78,262

Chemicals - 0.2%
Zymergen, Inc. *	219	8,776

Construction & Engineering - 1.6%
Valmont Industries, Inc.	292	68,985

Diversified Consumer Services - 5.7%
Bright Horizons Family Solutions, Inc. *	344	50,579
Chegg, Inc. *	2,265	188,266

		238,845

Diversified Telecommunication Services - 0.7%
Bandwidth, Inc., Class A *	229	31,540

Electrical Equipment - 1.2%
Array Technologies, Inc. *	814	12,698
Shoals Technologies Group, Inc., Class A *	1,076	38,185

		50,883

Electronic Equipment, Instruments & Components - 2.3%
Novanta, Inc. *	708	95,388

Entertainment - 3.7%
Zynga, Inc., Class A *	14,718	156,448

Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	357	69,525

Health Care Equipment & Supplies - 4.6%
Glaukos Corp. *	700	59,402
Shockwave Medical, Inc. *	551	104,507
Vapotherm, Inc. *(5)	1,379	32,611

		196,520

Health Care Providers & Services - 0.5%
Option Care Health, Inc. *	933	20,401

Health Care Technology - 0.7%
OptimizeRx Corp. *	492	30,454

Hotels, Restaurants & Leisure - 3.2%
Papa John’s International, Inc.	568	59,322
Wingstop, Inc.	474	74,750

		134,072

Household Durables - 0.2%
Installed Building Products, Inc.	73	8,909

Interactive Media & Services - 1.2%
Eventbrite, Inc., Class A *	932	17,701
Genius Sports Ltd. *(1)	1,773	33,285

		50,986

Internet & Direct Marketing Retail - 0.8%
ThredUp, Inc., Class A *	1,127	32,783

IT Services - 3.2%
BigCommerce Holdings, Inc., Series 1 *	1,039	67,449
Evo Payments, Inc., Class A *	2,505	69,501

		136,950

Leisure Products - 1.7%
YETI Holdings, Inc. *	788	72,314

Life Sciences Tools & Services - 4.1%
NeoGenomics, Inc. *	3,073	138,805
Repligen Corp. *	110	22,035
Seer, Inc. *	430	14,101

		174,941

Machinery - 3.3%
Colfax Corp. *	1,025	46,961
Ingersoll Rand, Inc. *	1,912	93,335

		140,296

Semiconductors & Semiconductor Equipment - 7.1%
Cree, Inc. *	333	32,656
Lattice Semiconductor Corp. *	2,770	155,602
Monolithic Power Systems, Inc.	294	109,849

		298,107

Software - 26.4%
Avalara, Inc. *	503	81,357
Bentley Systems, Inc., Class B	830	53,759
Blackline, Inc. *	1,463	162,758
BTRS Holdings, Inc. *	1,278	16,134
Guidewire Software, Inc. *	752	84,719
HubSpot, Inc. *	411	239,574
JFrog Ltd.*(1)	984	44,812
LivePerson, Inc. *	2,115	133,737
Olo, Inc., Class A *	586	21,907
Q2 Holdings, Inc. *	1,371	140,598
Smartsheet, Inc., Class A *	481	34,783
Tyler Technologies, Inc. *	171	77,285

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

Workiva, Inc. *	208	23,133

		1,114,556

Specialty Retail - 1.5%
Floor & Decor Holdings, Inc., Class A *	605	63,898

Total common stocks (Cost $2,616,804)		4,190,462

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENT COMPANIES - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	14,109	14,109
Federated Treasury Obligations Fund - Institutional Class, 0.01%	13,695	13,695
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	13,694	13,694

Total short-term investments (Cost $41,498)		41,498

Total investments - 100.1% (Cost $2,658,302)		4,231,960

Other assets less liabilities - (0.1%)		(5,249)

Total net assets - 100.0%(6)		$4,226,711

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Aspirational Consumer Lifestyle Corp.	Singapore	U.S. dollar
Genius Sports Ltd.	United Kingdom	U.S. dollar
JFrog Ltd.	Israel	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $14,503, or 0.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Security is restricted. In total, securities restricted were $14,503, or 0.3% of total net assets. Security was acquired in a PIPE – Private Investment in Public Equity, on the date noted below.

Security	Acquisition Date	Unfunded Amount	Value	Percentage of Total Net Assets
Aspirational Consumer Lifestyle Corp.	01/29/2021	$10,000	$9,802	0.2%
One	02/23/2021	5,000	4,701	0.1%

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Affiliated company as defined under the Investment Company Act of 1940.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$238,974	5.7%
Consumer Discretionary	550,821	13.0
Consumer Staples	69,525	1.6
Financials	78,262	1.8
Health Care	1,245,574	29.4
Industrials	353,529	8.4
Information Technology	1,645,001	38.9
Materials	8,776	0.2
Short-Term Investments	41,498	1.0

Total investments	$4,231,960	100.0%

See notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.0%

Argentina - 3.5%
Grupo Financiero Galicia SA, ADR	46	$398
MercadoLibre, Inc.*	1	2,267

		2,665

Brazil - 6.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	490	970
Focus Energia Holding Participacoes SA	351	1,174
Hidrovias do Brasil SA*	419	537
Itau Unibanco Holding SA (Preference)	150	901
Vale SA	53	1,205

		4,787

Chile - 1.5%
Empresa Nacional de Telecomunicaciones SA	113	621
Vina Concha y Toro SA	296	521

		1,142

China - 24.7%
Alibaba Group Holding Ltd.*	43	1,218
Alibaba Group Holding Ltd., ADR*	18	4,053
Baidu, Inc., ADR*	5	1,010
Baidu, Inc., Class A*	10	257
Baozun, Inc., ADR*	14	487
China Traditional Chinese Medicine Holdings Co. Ltd.*	1,574	1,078
Estun Automation Co. Ltd., Class A*	323	1,954
Kingsoft Cloud Holdings Ltd., ADR*	16	530
Noah Holdings Ltd., ADR*	22	1,032
Prosus NV*	20	1,992
Sinopharm Group Co. Ltd., Class H	209	622
Tongwei Co. Ltd., Class A	75	503
Trip.com Group Ltd.*	15	519
Trip.com Group Ltd., ADR*	7	263
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	68	1,199
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	386	2,280

		18,997

Colombia - 0.5%
Banco Davivienda SA (Preference)	49	368

Egypt - 1.1%
Commercial International Bank Egypt SAE*	253	839

Greece - 2.0%
Alpha Services & Holdings SA*	553	707
JUMBO SA	49	831

		1,538

Hong Kong - 3.3%
AIA Group Ltd.	98	1,219
China High Precision Automation Group Ltd.*(1)(2)	9,066	—
Sino Biopharmaceutical Ltd.	1,353	1,327

		2,546

India - 7.8%
Havells India Ltd.	65	863
ICICI Bank Ltd.*	175	1,486
Kajaria Ceramics Ltd.	105	1,389
Metropolis Healthcare Ltd.	22	825
Reliance Industries Ltd.	50	1,408

		5,971

Indonesia - 1.4%
Bank Rakyat Indonesia Persero Tbk. PT	2,509	682
Indofood CBP Sukses Makmur Tbk. PT	657	369

		1,051

Kazakhstan - 0.8%
Kaspi.KZ JSC, GDR	6	621

Malaysia - 0.9%
Public Bank Bhd.	717	710

Mexico - 1.9%
Cemex SAB de CV*	784	660
Fomento Economico Mexicano SAB de CV	93	785

		1,445

Panama - 0.5%
Copa Holdings SA, Class A*	6	415

Peru - 0.8%
Credicorp Ltd.*	5	603

Russia - 8.4%
LUKOIL PJSC, ADR	15	1,372
MMC Norilsk Nickel PJSC, ADR	30	1,015
Ozon Holdings plc, ADR*	8	465
Polyus PJSC, GDR	18	1,753
Sberbank of Russia PJSC	294	1,231
Yandex NV, Class A*	9	668

		6,504

South Africa - 1.8%
FirstRand Ltd.	212	796
Mr Price Group Ltd.	40	592

		1,388

South Korea - 11.2%
HYBE Co. Ltd.*	4	988
Samsung Biologics Co. Ltd.*	2	1,232
Samsung Electronics Co. Ltd.	79	5,671

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

Shinhan Financial Group Co. Ltd.	21	739

		8,630

Taiwan - 15.9%
E Ink Holdings, Inc.	755	2,022
MediaTek, Inc.	52	1,788
Sea Ltd., ADR*	3	822
Sunny Friend Environmental Technology Co. Ltd.	134	1,010
Taiwan Semiconductor Manufacturing Co. Ltd.	310	6,613

		12,255

Thailand - 0.3%
Bangkok Bank PCL(1)	69	244

Turkey - 0.5%
Turkiye Sinai Kalkinma Bankasi A/S	2,415	355

Total common stocks (Cost $47,512)		73,074

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	70	70
Federated Treasury Obligations Fund - Institutional Class, 0.01%	67	67
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	68	68

Total short-term investments (Cost $205)		205

Total investments - 95.3% (Cost $47,717)		73,279

Other assets less liabilities - 4.7%		3,652

Total net assets - 100.0%(3)		$76,931

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $244, or 0.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,366	6.0%
Consumer Discretionary	12,687	17.3
Consumer Staples	2,178	3.0
Energy	2,780	3.8
Financials	12,931	17.6
Health Care	5,084	6.9
Industrials	9,418	12.9
Information Technology	17,823	24.3
Materials	4,633	6.3
Utilities	1,174	1.6
Short-Term Investments	205	0.3

Total investments	$73,279	100.0%

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$4,787	6.5%
Chilean peso	1,142	1.6
Chinese yuan renminbi offshore	3,656	5.0
Colombian peso	368	0.5
Egyptian pound	839	1.1
Euro	3,530	4.8
Hong Kong dollar	8,520	11.6
Indian rupee	5,971	8.2
Indonesian rupiah	1,051	1.4
Korean won	8,630	11.8
Malaysian ringgit	710	1.0
Mexican peso	1,445	2.0
New Taiwan dollar	11,433	15.6
South African rand	1,388	1.9
Thai baht	244	0.3
Turkish lira	355	0.5
U.S. dollar	19,210	26.2

Total investments	$73,279	100.0%

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

Aerospace & Defense - 7.9%
Airbus SE*(1)	85	$10,926
Northrop Grumman Corp.	25	8,957
Raytheon Technologies Corp.	113	9,660

		29,543

Air Freight & Logistics - 3.9%
FedEx Corp.	49	14,560

Auto Components - 1.6%
Cie Generale des Etablissements Michelin SCA(1)	38	6,066

Biotechnology - 3.5%
AbbVie, Inc.	35	3,964
Vertex Pharmaceuticals, Inc.*	45	9,033

		12,997

Capital Markets - 11.1%
Blackstone Group, Inc. (The)	78	7,611
CME Group, Inc.	38	8,169
Goldman Sachs Group, Inc. (The)	33	12,682
Morgan Stanley	142	13,042

		41,504

Chemicals - 1.4%
Celanese Corp.	34	5,089

Communications Equipment - 2.5%
Cisco Systems, Inc.	179	9,498

Consumer Finance - 3.0%
Synchrony Financial	232	11,242

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B*	34	9,327

Energy Equipment & Services - 2.4%
Schlumberger NV	278	8,901

Entertainment - 1.9%
Electronic Arts, Inc.	48	6,906

Health Care Equipment & Supplies - 2.0%
Medtronic plc	59	7,276

Health Care Providers & Services - 3.3%
Cigna Corp.	19	4,417
Fresenius Medical Care AG & Co. KGaA(1)	96	7,953

		12,370

Hotels, Restaurants & Leisure - 8.6%
Booking Holdings, Inc.*	6	12,312
Compass Group plc*(1)	543	11,430
Marriott International, Inc., Class A*	62	8,411

		32,153

Insurance - 2.6%
Arch Capital Group Ltd.*	251	9,763

Interactive Media & Services - 8.6%
Alphabet, Inc., Class C*	10	24,316
Facebook, Inc., Class A*	23	8,030

		32,346

Machinery - 0.8%
Otis Worldwide Corp.	38	3,090

Media - 3.7%
Comcast Corp., Class A	244	13,887

Oil, Gas & Consumable Fuels - 2.4%
EOG Resources, Inc.	109	9,092

Pharmaceuticals - 4.5%
Merck & Co., Inc.	112	8,727
Organon & Co.*	10	308
Sanofi(1)	75	7,865

		16,900

Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV(1)	42	8,563

Software - 1.3%
Oracle Corp.	62	4,801

Specialty Retail - 2.1%
AutoNation, Inc.*	85	8,022

Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co. Ltd. (Preference)(1)	198	12,936

Tobacco - 7.0%
Altria Group, Inc.	198	9,456
Philip Morris International, Inc.	110	10,934
Swedish Match AB(1)	694	5,915

		26,305

Trading Companies & Distributors - 2.3%
Air Lease Corp.	208	8,671

Total common stocks (Cost $215,173)		361,808

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	3,481	3,481
Federated Treasury Obligations Fund - Institutional Class, 0.01%	3,378	3,378
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	3,379	3,379

Total short-term investments (Cost $10,238)		10,238

Total investments - 99.4% (Cost $225,411)		372,046

Other assets less liabilities - 0.6%		2,175

Total net assets - 100.0%(2)		$374,221

Artisan Value Fund

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
NXP Semiconductors NV	China	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Definition

Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$53,139	14.3%
Consumer Discretionary	46,241	12.4
Consumer Staples	26,305	7.1
Energy	17,993	4.8
Financials	71,836	19.3
Health Care	49,543	13.3
Industrials	55,864	15.0
Information Technology	35,798	9.6
Materials	5,089	1.4
Short-Term Investments	10,238	2.8

Total investments	$372,046	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$11,430	3.1%
Euro	32,810	8.8
Korean won	12,936	3.5
Swedish krona	5,915	1.6
U.S. dollar	308,955	83.0

Total investments	$372,046	100.0%

See notes to N-PORT Part F.

Notes to N-PORT Part F – June 30, 2021 (UNAUDITED)

As of June 30, 2021, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of sixteen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company. Equity securities acquired in private investments in public equity (“PIPEs”) are generally restricted as to resale and not freely tradeable by the Funds. The securities were generally valued at the common share market price adjusted by a percentage discount due to the restrictions when such securities are unregistered common shares or otherwise convertible into the publicly traded common shares (applying any applicable conversion factors).

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Notes to N-PORT Part F – June 30, 2021 (UNAUDITED) - (continued)

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent valuation event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent valuation events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity

Notes to N-PORT Part F – June 30, 2021 (UNAUDITED) - (continued)

(observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. PIPE investments are generally categorized as Level 3. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2021 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$4,560,987	$—	$—	$4,560,987
Emerging Asia	4,118,143	—	—	4,118,143
Europe, Middle East & Africa	97,930	—	—	97,930
Latin America	712,204	—	—	712,204
Investment Companies	143,275	—	—	143,275
Total Investments	$9,632,539	$—	$—	$9,632,539
Focus
Common Stocks(1)	$1,873,278	$—	$—	$1,873,278
Options Purchased	11,795	—	—	11,795
Investment Companies	251,068	—	—	251,068
Total Investments	2,136,141	—	—	2,136,141
Foreign Currency Forward Contracts(2)	—	1,087	—	1,087
Total	$2,136,141	$1,087	$—	$2,137,228
Global Discovery
Common Stocks(1)
Americas	$198,612	$—	$—	$198,612
Emerging Markets	8,065	—	—	8,065
Europe	76,520	—	—	76,520
Pacific Basin	20,114	—	—	20,114
Investment Companies	12,051	—	—	12,051
Total Investments	$315,362	$—	$—	$315,362
Global Equity
Common Stocks and Equity-Linked Security(1)
Americas	$175,760	$—	$—	$175,760
Emerging Markets	30,341	—	—	30,341
Europe	127,347	2,326	—	129,673
Middle East	4,417	—	—	4,417
Pacific Basin	7,214	—	—	7,214
Investment Companies	1,753	—	—	1,753
Total Investments	$346,832	$2,326	$—	$349,158
Global Opportunities
Common Stocks(1)
Americas	$3,222,440	$—	$—	$3,222,440
Emerging Markets	158,411	—	—	158,411
Europe	1,480,084	—	—	1,480,084
Pacific Basin	566,419	—	—	566,419
Investment Companies	164,780	—	—	164,780
Total Investments	$5,592,134	$—	$—	$5,592,134
Global Value
Common Stocks(1)
Americas	$1,204,024	$—	$—	$1,204,024
Emerging Markets	279,181	—	—	279,181
Europe	850,386	—	—	850,386
Pacific Basin	74,860	—	—	74,860
Warrant
Europe	1,255	—	—	1,255
Investment Companies	165,392	—	—	165,392
Total Investments	2,575,098	—	—	2,575,098
High Income
Corporate Bonds(1)	$—	$4,093,005	$—	$4,093,005
Bank Loans(1)	—	2,414,778	—	2,414,778
Common Stock(1)	—	14,923	—	14,923
Convertible Bond(1)	—	5,351	—	5,351
Investment Companies	443,360	—	—	443,360
Total Investments	443,360	6,528,057	-	6,971,417
Foreign Currency Forward Contracts(2)	—	(17)	—	(17)
Futures(2)	(3,804)	—	—	(3,804)
Total	$439,556	$6,528,040	$—	$6,967,596

Notes to N-PORT Part F – June 30, 2021 (UNAUDITED) - (continued)

International
Common Stocks and Equity-Linked Security(1)
Americas	$1,056,750	$—	$—		$1,056,750
Emerging Markets	1,009,581	—	—		1,009,581
Europe	6,480,126	270,652	—		6,750,778
Middle East	317,985	—	—		317,985
Pacific Basin	660,856	—	—		660,856
Investment Companies	137,515	—	—		137,515
Total Investments	$9,662,813	$270,652	$—		$9,933,465
International Small-Mid
Common Stocks(1)
Americas	$1,190,571	$—	$—		$1,190,571
Emerging Markets	401,127	—	—		401,127
Europe	2,978,731	—	—		2,978,731
Middle East	516,191	—	—		516,191
Pacific Basin	1,060,102	—	—		1,060,102
Investment Companies	95,395	—	—		95,395
Total Investments	$6,242,117	$—	$—		$6,242,117
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$2,734,770	$—	$—		$2,734,770
Emerging Markets	4,120,811	—	—		4,120,811
Europe	11,295,287	299,889	—		11,595,176
Pacific Basin	248,706.00	—	—		248,706
Convertible Bond(1)
Europe	—	8,911	—		8,911
Investment Companies	2,549,384	—	—		2,549,384
Total Investments	20,948,958	308,800	—		21,257,758
Foreign Currency Forward Contracts(2)	—	4,856	—		4,856
Total	$20,948,958	$313,656	$—		$21,262,614
Mid Cap
Common Stocks(1)	$7,381,448	$—	$—		$7,381,448
Investment Companies	63,851	—	—		63,851
Total Investments	$7,445,299	$—	$—		$7,445,299
Mid Cap Value
Common Stocks(1)	$2,049,617	$—	$—		$2,049,617
Investment Companies	64,191	—	—		64,191
Total Investments	$2,113,808	$—	$—		$2,113,808
Select Equity
Common Stocks(1)	$22,994	$—	$—		$22,994
Investment Companies	2,214	—	—		2,214
Total Investments	$25,208	$—	$—		$25,208
Small Cap
Common Stocks(1)	$4,175,959	$—	$14,503		$4,190,462
Investment Companies	41,498	—	—		41,498
Total Investments	$4,217,457	$—	$14,503		$4,231,960
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$2,546	$—	$—	(3)	$2,546
Emerging Asia	47,614	244	—		47,858
Europe, Middle East & Africa	11,245	—	—		11,245
Latin America	11,425	—	—		11,425
Investment Companies	205	—	—		205
Total Investments	$73,035	$244	$—	(3)	$73,279
Value
Common Stocks(1)	$361,808	$—	$—		$361,808
Investment Companies	10,238	—	—		10,238
Total Investments	$372,046	$—	$—		$372,046

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)

Foreign currnecy forward contracts and/or futures contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)	Valued at $0.

Notes to N-PORT Part F – June 30, 2021 (UNAUDITED) - (continued)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2021		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Small Cap Fund
Common Stock	$14,503		Discount for lack of marketability (range of 1.78%-11.50%, weighted average of 5.04%)	Decrease
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

Notes to N-PORT Part F – June 30, 2021 (UNAUDITED) - (continued)

As of June 30, 2021, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Small Cap Fund	Sustainable Emerging Markets Fund
Balance as of September 30, 2020	$—	(1)	$—	$—	(1)
Transfers into Level 3	—		—	—
Net change in unrealized appreciation (depreciation)	957		(497)	—
Purchases	—		15,000	—
Sales	—		—	—
Accrued Amortization	—
Realized Gain/(Loss)	(957)		—	—
Transfers out of Level 3	—		—	—

Balance as of June 30, 2021	$—	(1)	$14,503	$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2021	$—		$(497)	$—

(1)	Includes one or more securities valued at $0.

Notes to N-PORT Part F – June 30, 2021 (UNAUDITED) - (continued)

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2021 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2021.

Transactions in securities of affiliates:

	As of 09/30/2020						As of 06/30/2021
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Small-Mid Fund
AIXTRON SE†‡	4,264	$51,485	$23,087	$(54,311)	$23,138	$55,126	3,636	$98,525	$500
Carenet, Inc.‡	—	—	36,220	—	—	27,923	867	64,143	21
CKD Corp.‡	751	12,237	58,499	—	—	4,575	3,575	75,311	475
Codemasters Group Holdings plc†‡	7,145	33,704	10,610	(74,337)	38,690	(8,667)	—	—	—
Daikokutenbussan Co. Ltd.‡	—	—	58,745			4,959	880	63,704	166
Intersect ENT, Inc*‡	1,256	20,484	36,755	—	—	(5,371)	3,035	51,868	—
Model N, Inc.*‡	979	34,539	45,453	—	—	(3,779)	2,224	76,213	—
Raccoon Holdings, Inc.	1,361	27,433	15,496	—	—	1,472	2,148	44,401	260
Radware Ltd.*‡	1,609	38,996	30,997			15,379	2,774	85,372	—
Temairazu, Inc.‡	271	14,479	4,911	—	—	2,030	363	21,420	78
Ubicom Holdings, Inc.‡	—	—	25,455			149	784	25,604	22
ViewRay, Inc.*‡	6,024	21,083	24,651	—	—	31,520	11,705	77,254	—

Total#		$254,440	$370,879	$(128,648)	$61,828	$125,316		$585,290	$1,522

International Value Fund
Arch Capital Group Ltd.*‡	17,661	$516,594	$171,104	$(31,932)	$7,423	$176,491	21,563	$839,680	$—

Total		$516,594	$171,104	$(31,932)	$7,423	$176,491		$839,680	$—

Small Cap Fund
Vapotherm, Inc.*‡	934	$27,091	$12,811	$—	$—	$(7,291)	1,379	$32,611	$—

Total		$27,091	$12,811	$—	$—	$(7,291)		$32,611	$—

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of June 30, 2021.
‡	Issuer was not an affiliate as of September 30, 2020.
*	Non-income producing security.
#	Total value as of June 30, 2021 is presented only for those issuers that were affiliates as of June 30, 2021.